OPTIONS (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Dec. 01, 2021	Nov. 04, 2021	Feb. 18, 2021	Jul. 30, 2019	Dec. 18, 2017	Nov. 10, 2017	May 28, 2017	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Nov. 10, 2017	Jun. 30, 2020	Oct. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price								$ 1.50		$ 1.50		$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								120,000		10,000
Share-Based Payment Arrangement, Noncash Expense								$ 11,831	$ 71,079
IPO [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues					10,913,631
TJ Capital Management, L.P [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase						160,000
Stock options exercise purchase price						$ 1.50					$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				30,000
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase				160,000
Stock options exercise purchase price				$ 1.50
Options vested				6,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				2 years
Aggregated fair value of options granted				$ 284,300
Share Price				$ 2.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				77.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments
TJ Capital Management, L.P [Member] | Consulting Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				10,000				60,000
Stock Issued During Period, Shares, New Issues	41,928	36,440	6,053
[custom:StockIssuedDuringPeriodSharesStockOptionsOnCashlessBasis]								60,000
TJ Capital Management, L.P [Member] | IPO One [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested						60,000					60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term											7 months
TJ Capital Management, L.P [Member] | IPO Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested						50,000					50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						10 months
TJ Capital Management, L.P [Member] | IPO Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested						50,000					50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						15 months
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested								120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							2 years
Aggregated fair value of options granted							$ 440,840
Share Price							$ 5.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.84%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price							$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							69.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Method Used							Black-Scholes pricing model
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase							120,000
Stock options exercise purchase price							$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member] | Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested							5,000
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested								220,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							3 years
Aggregated fair value of options granted							$ 1,385,500
Share Price							$ 5.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.94%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price							$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							74.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Method Used							Black-Scholes pricing model
Stock options non vested shares													140,000
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase							360,000
Stock options exercise purchase price							$ 1.50
Mr Silong Chen [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested							10,000